Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
Note
19
Property
, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and contruction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accesories and vehicles	Assets under finance lease	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2017
Historic cost	584,830,357	453,735,402	196,174,306	129,190,151	114,775,040	70,251,593	13,926,785	29,436,746	1,592,320,380
Accumulated depreciation	(162,399,793)	(259,578,488)	(115,697,641)	(86,460,883)	-	(48,764,711)	(1,351,211)	(13,962,931)	(688,215,658)
Book Value	422,430,564	194,156,914	80,476,665	42,729,268	114,775,040	21,486,882	12,575,574	15,473,815	904,104,722

As of December 31, 2017
Additions	-	-	-	-	118,850,131	-	-	-	118,850,131
Transfers	29,368,004	43,963,753	20,642,995	18,784,331	(124,150,216)	10,802,816	-	588,317	-
Conversion effect historic cost	(4,642,067)	(10,260,721)	(10,182,025)	(3,613,420)	(720,676)	(379,481)	(1,605)	(100,852)	(29,900,847)
Write off (cost)	(144,577)	(681,120)	(2,192,467)	(2,301,087)	-	(778,317)	-	-	(6,097,568)
Write off (depreciation)	122,890	609,546	1,942,571	2,241,388	-	613,585	-	-	5,529,980
Capitalized interests	-	-	-	-	1,042,045	-	-	-	1,042,045
Depreciation	(16,782,519)	(28,140,337)	(23,072,705)	(13,920,736)	-	(6,262,416)	(43,108)	(1,002,696)	(89,224,517)
Conversion effect depreciation	609,002	4,833,334	6,522,113	3,733,259	-	92,238	519	54,154	15,844,619
Others increase (decreased)	(101,686)	1,048,526	18,981	7,257	(1,189,435)	(35,064)	(138,391)	59,875	(329,937)
Divestitures (depreciation)	(434,512)	(322,483)	(45,081,934)	(27,295)	-	(614,206)	-	(521,685)	(47,002,115)
Divestitures (depreciation)	326,742	322,483	43,718,122	26,267	-	363,484	-	339,817	45,096,915
Changes	8,321,277	11,372,981	(7,684,349)	4,929,964	(6,168,151)	3,802,639	(182,585)	(583,070)	13,808,706
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

As of December 31, 2017
Historic cost	608,854,028	485,770,049	159,541,057	142,280,575	108,606,889	79,120,713	13,816,109	29,367,600	1,627,357,020
Accumulated depreciation	(178,102,187)	(280,240,154)	(86,748,741)	(94,621,343)	-	(53,831,192)	(1,423,120)	(14,476,855)	(709,443,592)
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

As of December 31, 2018
Additions	-	-	-	-	123,230,196	-	-	-	123,230,196
Additions of historic cost by business combination	12,734,666	7,481,173	4,940,095	3,656,444	99,432	824,392	-	-	29,736,202
Additions of acumulated depreciation by business combination	(762,783)	(7,432,623)	(2,384,378)	(2,509,968)	-	(752,521)	-	-	(13,842,273)
Transfers	39,838,515	45,234,574	26,616,253	16,798,523	(137,622,837)	6,919,683	-	2,215,289	-
Conversion effect historic cost	(5,754,382)	(14,801,093)	(20,321,228)	(6,309,411)	(1,509,220)	(583,483)	(10,977)	(159,909)	(49,449,703)
Write off (cost)	(72,907)	(2,578,367)	(3,449,791)	(13,306,471)	-	(1,797,179)	-	-	(21,204,715)
Write off (depreciation)	5,707	2,397,406	2,541,051	13,063,328	-	1,270,646	-	-	19,278,138
Capitalized interests	-	-	-	-	609,921	-	-	-	609,921
Depreciation	(17,056,082)	(27,288,968)	(23,911,356)	(14,882,856)	-	(6,023,071)	(21,175)	(1,017,002)	(90,200,510)
Conversion effect depreciation	707,133	6,290,990	12,688,447	5,358,799	-	285,779	2,406	92,393	25,425,947
Others increase (decreased) (1)	26,611,361	31,138,091	19,091,618	2,850,058	4,240,542	297,792	(43,183)	673,686	84,859,965
Divestitures (cost)	(2,476,636)	(790,001)	(5,687,343)	(2,573,198)	(226,716)	(4,051,693)	-	(1,206,401)	(17,011,988)
Divestitures (depreciation)	85,208	264,080	4,249,122	2,417,657	-	3,960,623	-	945,333	11,922,023
Changes	53,859,800	39,915,262	14,372,490	4,562,905	(11,178,682)	350,968	(72,929)	1,543,389	103,353,203
Book Value	484,611,641	245,445,157	87,164,806	52,222,137	97,428,207	25,640,489	12,320,060	16,434,134	1,021,266,631

As of December 31, 2018
Historic cost	679,853,030	551,888,633	180,757,354	143,550,263	97,428,207	80,841,052	13,842,797	30,862,740	1,779,024,076
Accumulated depreciation	(195,241,389)	(306,443,476)	(93,592,548)	(91,328,126)	-	(55,200,563)	(1,522,737)	(14,428,606)	(757,757,445)
Book Value	484,611,641	245,445,157	87,164,806	52,222,137	97,428,207	25,640,489	12,320,060	16,434,134	1,021,266,631

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

The balance of the land at the end of each year is as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	249,548,928	225,840,815
Total	249,548,928	225,840,815

Capitalized interest
as of
December 31, 2018
,
amountedThCh$
609,921
(ThCh$
1,042,045
in
2017
), using an annually capitalization rate of 3.71% (4.25% in 2017).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land. The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of
December 31, 2018
, the Company maintained approximately 4,917 hectares of which 3,884 are for vines in production stage. Of the total hectares mentioned above, 3,546 correspond to own land and 338 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2018, the production plant vines yield approximately 52.4 million kilos of grapes (43.9 million kilos of grapes in 2017).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to the impairment losses of property, plant and equipment, the Managment has not perceived evidence of impairment with respect to these at
December 31, 2018
.

The depreciation for the year ended as of December 31, 2018 and 2017, recognized in net incomes and other assets is as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Recognized in net incomes	87,471,320	86,557,532
Recognized in others assets	2,729,190	2,666,985
Total	90,200,510	89,224,517

Assets under finance lease:

The carrying amount of land and buildings relates to finance lease agreements for the Company and its subsidiaries. Such assets will not be owned by the Company until the corresponding purchase options are exercised.

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	3,266,096	3,215,075
Buildings	8,985,051	9,101,182
Machinery and equipment	68,913	76,732
Total	12,320,060	12,392,989
In
Note 21 – Other financial liabilities, letter B
)
includes the detail of the lease agreements, and it also reconciles the total amount of the future minimum lease payments and their current value as regards such assets, the purchase options originated at CCU S.A. and Cervecería Kunstmann S.A.